12. Trade receivables (Details 2) - ARS ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
SummaryOfTradeReceivablesLineItems [Line Items]
Trade receivables	$ 5,678,857	$ 3,901,060
Not due
SummaryOfTradeReceivablesLineItems [Line Items]
Trade receivables	156,412	8,222
Past due
SummaryOfTradeReceivablesLineItems [Line Items]
Trade receivables	607,998	421,661
Up to 3 months
SummaryOfTradeReceivablesLineItems [Line Items]
Trade receivables	$ 4,914,447	$ 3,471,177